Document and Entity Information	Oct. 20, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2022
Entity File Number	001-36388
Entity Registrant Name	PEOPLES FINANCIAL SERVICES CORP.
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2391852
Entity Address, Address Line One	150 North Washington Avenue
Entity Address, City or Town	Scranton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18503-1848
City Area Code	570
Local Phone Number	346-7741
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $2.00 par value
Trading Symbol	PFIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001056943
Amendment Flag	false